Non-interest income (Tables)	12 Months Ended
Sep. 30, 2019
Non-interest income
Schedule of non-interest income

	Consolidated			Parent Entity
$m	2019	2018	2017	2019	2018
Net fee income
Facility fees	730	1,365	1,350	680	1,351
Transaction fees	1,225	1,182	1,258	1,046	939
Other non-risk fee income[2]	(76)	98	229	(638)	54
Fee income	1,879	2,645	2,837	1,088	2,344
Credit card loyalty programs	(121)	(126)	(152)	(90)	(101)
Transaction fee related expenses	(103)	(95)	(82)	(76)	(71)
Fee expenses	(224)	(221)	(234)	(166)	(172)
Net fee income	1,655	2,424	2,603	922	2,172
Net wealth management and insurance income
Wealth management income[2]	276	1,145	997	—	—
Life insurance premium income	1,443	1,410	1,204	—	—
General insurance and lenders mortgage insurance (LMI) net premium earned	482	472	451	—	—
Life insurance investment and other income[3]	409	666	544	—	—
General insurance and LMI investment and other income	52	50	77	—	—
Total insurance premium, investment and other income	2,386	2,598	2,276	—	—
Life insurance claims and changes in insurance liabilities	(1,266)	(1,396)	(1,155)	—	—
General insurance and LMI claims and other expenses	(367)	(286)	(318)	—	—
Total insurance claims, changes in liabilities and other expenses	(1,633)	(1,682)	(1,473)	—	—
Net wealth management and insurance income	1,029	2,061	1,800	—	—
Trading income	929	945	1,202	956	919
Other income
Dividends received from subsidiaries	—	—	—	2,215	2,013
Transactions with subsidiaries	—	—	—	457	472
Dividends received from other entities	6	3	2	3	3
Net gain on sale of associates[4]	38	—	279	—	—
Net gain on disposal of assets	61	24	6	60	—
Net gain/(loss) on hedging overseas operations	—	—	—	(71)	19
Net gain/(loss) on derivatives held for risk management purposes[5]	(11)	8	52	(11)	8
Net gain/(loss) on financial instruments measured at fair value	(39)	38	11	(25)	36
Net gain/(loss) on disposal of controlled entities	3	(9)	—	—	—
Rental income on operating leases	72	107	143	50	77
Share of associates' net profit/(loss)	(23)	(10)	17	—	—
Other[2,6]	22	(89)	19	6	5
Total other income	129	72	529	2,684	2,633
Total non-interest income	3,742	5,502	6,134	4,562	5,724

1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.

2.

Compliance, regulation and remediation provisions relating to customer refunds were recognised as a reduction of other non-risk fee income and wealth management income of $860 million (2018: $171 million; 2017: $111 million) for the Group, and $842 million (2018: $154 million) for the Parent Entity. Refer to Note 27 for further details.

3.	Includes policy holder tax recoveries.
4.	On 26 May 2017, the Group sold 60 million (19% of Pendal’s shares on issue) Pendal shares.
5.	Income from derivatives held for risk management purposes reflects the impact of economic hedges of foreign currency capital and earnings.
6.	The Group recognised $104 million of impairment on the remaining shareholdings of Pendal in 2018.